Tax expense (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of tax expense profit and loss

	Consolidated Group
	2023 A$	2022 A$	2021 A$
Loss before income tax	(3,891,586)	(5,090,327)	(995,766)
Domestic tax rate	25%	25%	26%
Expected tax expense/(benefit)	(972,896)	(1,272,582)	(258,899)
Adjustment for tax-exempt income:
-Decline in value of depreciating assets	(315,773)	(221,095)	(12,401)
-R&D tax incentive	(125,780)	(189,402)	(136,773)
-Other deductible expenses	(301,604)	(230,118)	(142,272)
Adjustment for non-deductible expenses:
-R&D expenses	-	200,909	-
-Other non-deductible expenses	680,462	937,491	176,897
Income tax expense/(benefit)	-	-	-
Movement in unrecognized deferred tax	1,035,591	774,797	373,448